Earnings Per Share - Weighted Average Ordinary Shares Outstanding Basic (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Issued shares outstanding at 1 January (in shares)	683,854,491	683,516,338	683,610,378
Effect of treasury stock (in shares)	342,785	(290,523)	(61,062)
Average weighted number of ordinary shares outstanding (basic) at 31 December (in shares)	684,197,276	683,225,815	683,549,316